Research and development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Staff costs, maintenance costs, and utilities	$ 256,715	$ 229,996	$ 300,124
Depreciation of PPE and amortization of intangible assets	147,157	220,475	209,339
Other	74,289	25,298	73,511
Research and development expense	$ 478,161	$ 475,769	$ 582,974